Fair Value of Financial Instruments (Details 2) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended		54 Months Ended	63 Months Ended
	Apr. 30, 2012	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Apr. 30, 2013
Activity for liabilities measured at estimated fair value using unobservable inputs
Re-classification of fair value to equity			$ 657,604
(Gain) loss on adjustment to fair value of derivative liabilities	(1,613,329)	(4,192,781)	(4,192,781)	1,041,795	(3,150,986)	(3,150,985)
Warrant derivative liability
Activity for liabilities measured at estimated fair value using unobservable inputs
Balance at the beginning of the period		4,850,385	4,850,385
Adjustments to estimated fair value			(4,192,781)
Re-classification of fair value to equity			(657,604)
Balance at the end of the period				4,850,385
(Gain) loss on adjustment to fair value of derivative liabilities			$ 4,192,781	$ 1,041,795